Assets and liabilities held for sale (Tables)	6 Months Ended
Mar. 31, 2021
Assets and liabilities held for sale
Schedule of assets and liabilities that have been presented as held for sale

Details of the assets and liabilities that have been presented as held for sale are as follows (no amounts were presented as held for sale in prior comparative periods):

f
As at
31 March
$m	2021
Assets held for sale
Cash and balances with central banks	792
Trading securities and financial assets measured at FVIS	282
Derivative financial instruments	7
Investment securities	550
Loans	1,819
Other financial assets	423
Intangible assets	243
Property and equipment	23
Deferred tax assets	25
Other assets	195
Total assets held for sale	4,359
Liabilities held for sale
Deposits and other borrowings	2,088
Other financial liabilities	120
Derivative financial instruments	6
Current tax liabilities	1
Provisions	20
Other liabilities	814
Total liabilities held for sale	3,049